Subsequent Events - Additional Information (Detail) (Subsequent Events [Member])	0 Months Ended
Oct. 02, 2013
Subsequent Events [Member]
Subsequent Event [Line Items]
Public offering shares	8,165,000
Ordinary shares issued upon conversion of Convertible Preferred Shares	16,163,598